Cost of Revenue	6 Months Ended
Jun. 30, 2024
Cost of Revenue [Abstract]
COST OF REVENUE

NOTE 18 – COST OF REVENUE

	Six Months Ended June 30,
	2024	2023
Purchase of finished goods	€5,375,537	€6,012,282
Purchase of raw materials	1,056	927
Outsourcing service	2,550	504
Inventory adjustment	(263,201)	-
	€5,115,942	€6,013,713

During the six months ended June 30, 2024 and 2023, the Company incurred cost of sales of €5,115,942 and €6,013,713, of which €0 and €0 derived from related parties, respectively.